Average Annual Total Returns{- Chemicals Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-17 - Chemicals Portfolio	Chemicals Portfolio-Default Return Before Taxes Past 1 year	Chemicals Portfolio-Default Return Before Taxes Past 5 years	Chemicals Portfolio-Default Return Before Taxes Past 10 years	Chemicals Portfolio-Default After Taxes on Distributions Past 1 year	Chemicals Portfolio-Default After Taxes on Distributions Past 5 years	Chemicals Portfolio-Default After Taxes on Distributions Past 10 years	Chemicals Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Chemicals Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Chemicals Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1503 Past 1 year	F1503 Past 5 years	F1503 Past 10 years
Total	31.97%	11.47%	13.02%	31.59%	9.78%	11.48%	19.18%	8.62%	10.34%	28.71%	18.47%	16.55%	26.47%	14.13%	14.44%